Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Description Of Detailed Information About Inventories Explanatory

	December 31, 2021	December 31, 2020
Heap leach ore	$258,197	$268,703
Stockpiled ore	11,118	13,514
Work-in-process	17,400	14,988
Finished goods	3,395	4,500
Supplies	35,777	37,473
Total inventories	$325,887	$339,178

Classified and presented as:
Current	$201,622	$208,290
Non-current	124,265	130,888
	$325,887	$339,178